STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.9%
Common Stocks — 97.6%
Aerospace & Defense — 2.7%
Arconic, Inc.	71,992	$ 1,871,792
Boeing Co. (The)	92,016	35,009,327
General Dynamics Corp.	42,600	7,784,298
Huntington Ingalls Industries, Inc.	7,600	1,609,604
L3Harris Technologies, Inc.	38,180	7,965,875
Lockheed Martin Corp.	42,798	16,693,788
Northrop Grumman Corp.	28,226	10,578,823
Raytheon Co.	48,318	9,479,508
Textron, Inc.	41,450	2,029,392
TransDigm Group, Inc.	8,400	4,373,628
United Technologies Corp.	140,467	19,176,555
		116,572,590
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.(a)	24,100	2,043,198
Expeditors International of Washington, Inc.	30,100	2,236,129
FedEx Corp.	41,640	6,061,535
United Parcel Service, Inc. (Class B Stock)	120,000	14,378,400
		24,719,262
Airlines — 0.4%
Alaska Air Group, Inc.	21,200	1,376,092
American Airlines Group, Inc.	70,100	1,890,597
Delta Air Lines, Inc.	103,200	5,944,320
Southwest Airlines Co.	84,637	4,571,244
United Airlines Holdings, Inc.*	38,800	3,430,308
		17,212,561
Auto Components — 0.1%
Aptiv PLC	45,400	3,968,868
BorgWarner, Inc.	35,500	1,302,140
		5,271,008
Automobiles — 0.4%
Ford Motor Co.	669,159	6,129,496
General Motors Co.	226,400	8,485,472
Harley-Davidson, Inc.(a)	28,400	1,021,548
		15,636,516
Banks — 5.4%
Bank of America Corp.	1,462,482	42,660,600
BB&T Corp.(a)	132,300	7,060,851
Citigroup, Inc.	397,222	27,440,096
Citizens Financial Group, Inc.	82,000	2,900,340
Comerica, Inc.	28,150	1,857,618
Fifth Third Bancorp	128,849	3,527,886
First Republic Bank	27,700	2,678,590
Huntington Bancshares, Inc.(a)	183,075	2,612,480
JPMorgan Chase & Co.	557,095	65,564,511
KeyCorp	177,600	3,168,384
M&T Bank Corp.	24,000	3,791,280
People’s United Financial, Inc.	63,300	989,695
PNC Financial Services Group, Inc. (The)	78,593	11,015,595
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Regions Financial Corp.	179,512	$ 2,839,880
SunTrust Banks, Inc.	76,700	5,276,960
SVB Financial Group*	9,300	1,943,235
U.S. Bancorp	252,781	13,988,901
Wells Fargo & Co.	699,676	35,291,657
Zions Bancorp NA	33,400	1,486,968
		236,095,527
Beverages — 1.9%
Brown-Forman Corp. (Class B Stock)(a)	29,825	1,872,414
Coca-Cola Co. (The)	665,650	36,237,986
Constellation Brands, Inc. (Class A Stock)	28,500	5,907,480
Molson Coors Brewing Co. (Class B Stock)(a)	32,300	1,857,250
Monster Beverage Corp.*	68,300	3,965,498
PepsiCo, Inc.	242,994	33,314,477
		83,155,105
Biotechnology — 2.1%
AbbVie, Inc.	256,500	19,422,180
Alexion Pharmaceuticals, Inc.*	38,700	3,790,278
Amgen, Inc.	106,244	20,559,276
Biogen, Inc.*	33,175	7,723,804
Celgene Corp.*	121,800	12,094,740
Gilead Sciences, Inc.	221,900	14,064,022
Incyte Corp.*	30,500	2,264,015
Regeneron Pharmaceuticals, Inc.*	13,630	3,780,962
Vertex Pharmaceuticals, Inc.*	44,400	7,522,248
		91,221,525
Building Products — 0.3%
A.O. Smith Corp.(a)	24,800	1,183,208
Allegion PLC	16,533	1,713,646
Fortune Brands Home & Security, Inc.	25,100	1,372,970
Johnson Controls International PLC	140,015	6,145,258
Masco Corp.	52,530	2,189,450
		12,604,532
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	9,530	794,326
Ameriprise Financial, Inc.	23,850	3,508,335
Bank of New York Mellon Corp. (The)	152,049	6,874,135
BlackRock, Inc.(a)	20,740	9,242,574
Cboe Global Markets, Inc.	19,300	2,217,763
Charles Schwab Corp. (The)	206,200	8,625,346
CME Group, Inc.	61,510	12,999,523
E*TRADE Financial Corp.	44,110	1,927,166
Franklin Resources, Inc.	53,600	1,546,896
Goldman Sachs Group, Inc. (The)	57,820	11,982,039
Intercontinental Exchange, Inc.	97,990	9,041,537
Invesco Ltd.	70,800	1,199,352
MarketAxess Holdings, Inc.	6,300	2,063,250
Moody’s Corp.	28,420	5,821,269
Morgan Stanley	224,410	9,575,575
MSCI, Inc.	14,600	3,179,150
A1

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Nasdaq, Inc.	20,100	$ 1,996,935
Northern Trust Corp.	38,400	3,583,488
Raymond James Financial, Inc.	22,600	1,863,596
S&P Global, Inc.	42,880	10,504,742
State Street Corp.	65,575	3,881,384
T. Rowe Price Group, Inc.	41,700	4,764,225
		117,192,606
Chemicals — 1.9%
Air Products & Chemicals, Inc.	37,800	8,386,308
Albemarle Corp.(a)	17,800	1,237,456
Celanese Corp.	22,200	2,714,838
CF Industries Holdings, Inc.	39,800	1,958,160
Corteva, Inc.	130,656	3,658,368
Dow, Inc.	131,122	6,247,963
DuPont de Nemours, Inc.	130,656	9,317,079
Eastman Chemical Co.	24,400	1,801,452
Ecolab, Inc.	43,600	8,634,544
FMC Corp.	23,150	2,029,792
International Flavors & Fragrances, Inc.(a)	17,340	2,127,445
Linde PLC (United Kingdom)	94,000	18,209,680
LyondellBasell Industries NV (Class A Stock)	48,000	4,294,560
Mosaic Co. (The)	60,800	1,246,400
PPG Industries, Inc.	40,800	4,835,208
Sherwin-Williams Co. (The)	14,200	7,808,154
		84,507,407
Commercial Services & Supplies — 0.4%
Cintas Corp.	14,700	3,941,070
Copart, Inc.*	35,100	2,819,583
Republic Services, Inc.	37,435	3,239,999
Rollins, Inc.	24,150	822,791
Waste Management, Inc.	67,630	7,777,450
		18,600,893
Communications Equipment — 1.1%
Arista Networks, Inc.*	9,200	2,198,064
Cisco Systems, Inc.	742,975	36,710,395
F5 Networks, Inc.*	10,600	1,488,452
Juniper Networks, Inc.	59,700	1,477,575
Motorola Solutions, Inc.	28,227	4,810,163
		46,684,649
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.(a)	20,900	1,912,350
Quanta Services, Inc.	26,200	990,360
		2,902,710
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,800	2,960,280
Vulcan Materials Co.	22,700	3,433,148
		6,393,428
Consumer Finance — 0.7%
American Express Co.	119,300	14,110,804
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
Capital One Financial Corp.	82,069	$ 7,466,638
Discover Financial Services	57,305	4,646,862
Synchrony Financial	111,430	3,798,649
		30,022,953
Containers & Packaging — 0.4%
Amcor PLC(a)	271,800	2,650,050
Avery Dennison Corp.	14,900	1,692,193
Ball Corp.	57,800	4,208,418
International Paper Co.	70,167	2,934,384
Packaging Corp. of America	16,700	1,771,870
Sealed Air Corp.	28,620	1,188,016
Westrock Co.	43,561	1,587,799
		16,032,730
Distributors — 0.1%
Genuine Parts Co.	25,325	2,522,117
LKQ Corp.*	55,100	1,732,895
		4,255,012
Diversified Consumer Services — 0.0%
H&R Block, Inc.	35,900	847,958
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	338,960	70,510,459
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	1,264,271	47,840,014
CenturyLink, Inc.(a)	163,843	2,044,761
Verizon Communications, Inc.	715,038	43,159,694
		93,044,469
Electric Utilities — 2.1%
Alliant Energy Corp.	40,900	2,205,737
American Electric Power Co., Inc.	84,740	7,939,291
Duke Energy Corp.	125,048	11,987,101
Edison International	61,200	4,615,704
Entergy Corp.	31,900	3,743,784
Evergy, Inc.	42,300	2,815,488
Eversource Energy(a)	54,500	4,658,115
Exelon Corp.	168,073	8,119,607
FirstEnergy Corp.	89,780	4,330,089
NextEra Energy, Inc.	83,475	19,448,840
Pinnacle West Capital Corp.	19,600	1,902,572
PPL Corp.	124,500	3,920,505
Southern Co. (The)	179,300	11,075,361
Xcel Energy, Inc.	88,695	5,755,419
		92,517,613
Electrical Equipment — 0.5%
AMETEK, Inc.	40,200	3,691,164
Eaton Corp. PLC	73,761	6,133,227
Emerson Electric Co.	106,500	7,120,590
Rockwell Automation, Inc.	20,820	3,431,136
		20,376,117
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	51,800	4,998,700

A2

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
CDW Corp.	23,200	$ 2,859,168
Corning, Inc.	137,200	3,912,944
FLIR Systems, Inc.	24,100	1,267,419
IPG Photonics Corp.*(a)	6,200	840,720
Keysight Technologies, Inc.*	32,700	3,180,075
TE Connectivity Ltd.	58,400	5,441,712
		22,500,738
Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.	89,648	2,079,833
Halliburton Co.	150,200	2,831,270
Helmerich & Payne, Inc.(a)	18,900	757,323
National Oilwell Varco, Inc.	66,200	1,403,440
Schlumberger Ltd.	237,498	8,115,307
TechnipFMC PLC (United Kingdom)	74,200	1,791,188
		16,978,361
Entertainment — 1.7%
Activision Blizzard, Inc.	131,700	6,969,564
Electronic Arts, Inc.*	52,200	5,106,204
Netflix, Inc.*	75,390	20,175,872
Take-Two Interactive Software, Inc.*	19,500	2,444,130
Viacom, Inc. (Class B Stock)	60,543	1,454,848
Walt Disney Co. (The)	310,672	40,486,775
		76,637,393
Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities, Inc.(a)	18,980	2,923,679
American Tower Corp.	76,500	16,916,445
Apartment Investment & Management Co. (Class A Stock)	27,387	1,427,958
AvalonBay Communities, Inc.	23,718	5,107,197
Boston Properties, Inc.	26,500	3,435,990
Crown Castle International Corp.	71,700	9,967,017
Digital Realty Trust, Inc.(a)	35,400	4,595,274
Duke Realty Corp.	62,200	2,112,934
Equinix, Inc.	14,385	8,297,268
Equity Residential	63,200	5,451,632
Essex Property Trust, Inc.	11,370	3,714,011
Extra Space Storage, Inc.	22,000	2,570,040
Federal Realty Investment Trust	12,800	1,742,592
HCP, Inc.	81,400	2,900,282
Host Hotels & Resorts, Inc.	127,426	2,203,196
Iron Mountain, Inc.(a)	49,230	1,594,560
Kimco Realty Corp.(a)	71,800	1,499,184
Macerich Co. (The)(a)	18,400	581,256
Mid-America Apartment Communities, Inc.	19,500	2,535,195
Prologis, Inc.	108,128	9,214,668
Public Storage	25,950	6,364,756
Realty Income Corp.	53,400	4,094,712
Regency Centers Corp.	29,700	2,063,853
SBA Communications Corp.	19,530	4,709,659
Simon Property Group, Inc.(a)	53,061	8,258,945
SL Green Realty Corp.	15,400	1,258,950
UDR, Inc.	47,000	2,278,560
Ventas, Inc.	64,004	4,674,212
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Vornado Realty Trust	30,257	$ 1,926,463
Welltower, Inc.(a)	69,100	6,263,915
Weyerhaeuser Co.	128,930	3,571,361
		134,255,764
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	76,292	21,980,488
Kroger Co. (The)	137,400	3,542,172
Sysco Corp.	85,900	6,820,460
Walgreens Boots Alliance, Inc.	135,900	7,516,629
Walmart, Inc.	244,900	29,064,732
		68,924,481
Food Products — 1.2%
Archer-Daniels-Midland Co.	96,838	3,977,137
Campbell Soup Co.(a)	33,200	1,557,744
Conagra Brands, Inc.(a)	82,800	2,540,304
General Mills, Inc.	102,900	5,671,848
Hershey Co. (The)	24,400	3,781,756
Hormel Foods Corp.(a)	47,500	2,077,175
J.M. Smucker Co. (The)(a)	19,600	2,156,392
Kellogg Co.(a)	43,700	2,812,095
Kraft Heinz Co. (The)	107,137	2,992,872
Lamb Weston Holdings, Inc.	25,000	1,818,000
McCormick & Co., Inc.	20,800	3,251,040
Mondelez International, Inc. (Class A Stock)	249,411	13,797,416
Tyson Foods, Inc. (Class A Stock)	50,500	4,350,070
		50,783,849
Gas Utilities — 0.0%
Atmos Energy Corp.	19,500	2,220,855
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	304,425	25,471,240
ABIOMED, Inc.*	7,900	1,405,331
Align Technology, Inc.*	12,600	2,279,592
Baxter International, Inc.	85,900	7,513,673
Becton, Dickinson & Co.	46,349	11,724,443
Boston Scientific Corp.*	238,699	9,712,662
Cooper Cos., Inc. (The)	8,630	2,563,110
Danaher Corp.	109,700	15,843,971
DENTSPLY SIRONA, Inc.	39,300	2,095,083
Edwards Lifesciences Corp.*	36,050	7,927,756
Hologic, Inc.*	47,400	2,393,226
IDEXX Laboratories, Inc.*	15,000	4,078,950
Intuitive Surgical, Inc.*	19,790	10,685,215
Medtronic PLC	232,428	25,246,329
ResMed, Inc.	24,800	3,350,728
Stryker Corp.	54,600	11,809,980
Teleflex, Inc.	7,900	2,684,025
Varian Medical Systems, Inc.*	15,800	1,881,622
Zimmer Biomet Holdings, Inc.	35,286	4,843,709
		153,510,645
Health Care Providers & Services — 2.4%
AmerisourceBergen Corp.	27,800	2,288,774
Anthem, Inc.	44,600	10,708,460

A3

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Cardinal Health, Inc.	53,075	$ 2,504,609
Centene Corp.*	70,900	3,067,134
Cigna Corp.	66,252	10,056,391
CVS Health Corp.	223,799	14,115,003
DaVita, Inc.*	19,500	1,112,865
HCA Healthcare, Inc.	46,400	5,587,488
Henry Schein, Inc.*(a)	26,500	1,682,750
Humana, Inc.	23,670	6,051,709
Laboratory Corp. of America Holdings*	17,400	2,923,200
McKesson Corp.	33,507	4,579,067
Quest Diagnostics, Inc.	23,300	2,493,799
UnitedHealth Group, Inc.	164,930	35,842,587
Universal Health Services, Inc. (Class B Stock)	15,100	2,246,125
WellCare Health Plans, Inc.*	8,600	2,228,862
		107,488,823
Health Care Technology — 0.1%
Cerner Corp.	57,100	3,892,507
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	68,900	3,011,619
Chipotle Mexican Grill, Inc.*	4,320	3,630,830
Darden Restaurants, Inc.(a)	21,550	2,547,641
Hilton Worldwide Holdings, Inc.	51,300	4,776,543
Marriott International, Inc. (Class A Stock)	48,423	6,022,369
McDonald’s Corp.	132,310	28,408,280
MGM Resorts International	86,500	2,397,780
Norwegian Cruise Line Holdings Ltd.*	37,500	1,941,375
Royal Caribbean Cruises Ltd.	29,800	3,228,234
Starbucks Corp.	210,800	18,638,936
Wynn Resorts Ltd.	16,000	1,739,520
Yum! Brands, Inc.	53,100	6,023,133
		82,366,260
Household Durables — 0.4%
D.R. Horton, Inc.	59,600	3,141,516
Garmin Ltd.	22,600	1,913,994
Leggett & Platt, Inc.(a)	22,700	929,338
Lennar Corp. (Class A Stock)	49,900	2,786,915
Mohawk Industries, Inc.*	10,900	1,352,363
Newell Brands, Inc.(a)	71,149	1,331,909
NVR, Inc.*	400	1,486,940
PulteGroup, Inc.	45,185	1,651,512
Whirlpool Corp.	10,967	1,736,734
		16,331,221
Household Products — 1.8%
Church & Dwight Co., Inc.	42,300	3,182,652
Clorox Co. (The)	21,900	3,325,953
Colgate-Palmolive Co.	148,900	10,945,639
Kimberly-Clark Corp.	59,588	8,464,475
Procter & Gamble Co. (The)(a)	434,676	54,065,001
		79,983,720
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	113,400	1,852,956
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
NRG Energy, Inc.	46,800	$ 1,853,280
		3,706,236
Industrial Conglomerates — 1.3%
3M Co.	99,870	16,418,628
General Electric Co.	1,504,347	13,448,862
Honeywell International, Inc.	126,300	21,369,960
Roper Technologies, Inc.	17,900	6,383,140
		57,620,590
Insurance — 2.3%
Aflac, Inc.	130,600	6,832,992
Allstate Corp. (The)	57,988	6,302,136
American International Group, Inc.	151,529	8,440,165
Aon PLC	41,525	8,037,994
Arthur J Gallagher & Co.	31,400	2,812,498
Assurant, Inc.	9,900	1,245,618
Chubb Ltd.	79,230	12,790,891
Cincinnati Financial Corp.	26,128	3,048,354
Everest Re Group Ltd.	7,000	1,862,630
Globe Life, Inc.	18,375	1,759,590
Hartford Financial Services Group, Inc. (The)	62,300	3,776,003
Lincoln National Corp.	36,263	2,187,384
Loews Corp.	47,126	2,426,047
Marsh & McLennan Cos., Inc.	87,700	8,774,385
MetLife, Inc.	146,280	6,898,565
Principal Financial Group, Inc.(a)	45,700	2,611,298
Progressive Corp. (The)	100,300	7,748,175
Travelers Cos., Inc. (The)	45,698	6,794,836
Unum Group	37,456	1,113,192
Willis Towers Watson PLC	22,500	4,341,825
		99,804,578
Interactive Media & Services — 4.7%
Alphabet, Inc. (Class A Stock)*	51,849	63,314,888
Alphabet, Inc. (Class C Stock)*	52,810	64,375,390
Facebook, Inc. (Class A Stock)*	416,820	74,227,306
TripAdvisor, Inc.*(a)	18,200	703,976
Twitter, Inc.*	129,500	5,335,400
		207,956,960
Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.*	71,970	124,933,443
Booking Holdings, Inc.*	7,550	14,817,705
eBay, Inc.	144,800	5,644,304
Expedia Group, Inc.	23,700	3,185,517
		148,580,969
IT Services — 5.4%
Accenture PLC (Class A Stock)	110,500	21,254,675
Akamai Technologies, Inc.*	28,500	2,604,330
Alliance Data Systems Corp.	7,610	975,069
Automatic Data Processing, Inc.	75,160	12,132,327
Broadridge Financial Solutions, Inc.	20,500	2,550,815
Cognizant Technology Solutions Corp. (Class A Stock)	99,800	6,014,447

A4

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
DXC Technology Co.	48,350	$ 1,426,325
Fidelity National Information Services, Inc.	105,400	13,992,904
Fiserv, Inc.*	97,900	10,141,461
FleetCor Technologies, Inc.*	15,200	4,359,056
Gartner, Inc.*	15,700	2,244,943
Global Payments, Inc.	50,263	7,991,817
International Business Machines Corp.	154,025	22,398,315
Jack Henry & Associates, Inc.	12,600	1,839,222
Leidos Holdings, Inc.	24,200	2,078,296
Mastercard, Inc. (Class A Stock)	155,900	42,337,763
Paychex, Inc.	55,350	4,581,320
PayPal Holdings, Inc.*	202,400	20,966,616
VeriSign, Inc.*	18,200	3,433,066
Visa, Inc. (Class A Stock)(a)	301,800	51,912,618
Western Union Co. (The)(a)	77,404	1,793,451
		237,028,836
Leisure Products — 0.0%
Hasbro, Inc.	20,050	2,379,735
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	54,782	4,197,945
Illumina, Inc.*	25,400	7,727,188
IQVIA Holdings, Inc.*	30,700	4,585,966
Mettler-Toledo International, Inc.*	4,320	3,043,008
PerkinElmer, Inc.	19,200	1,635,264
Thermo Fisher Scientific, Inc.	69,700	20,301,519
Waters Corp.*(a)	12,400	2,768,052
		44,258,942
Machinery — 1.5%
Caterpillar, Inc.(a)	99,700	12,593,107
Cummins, Inc.	25,500	4,148,085
Deere & Co.	54,950	9,268,966
Dover Corp.	25,600	2,548,736
Flowserve Corp.	22,500	1,050,975
Fortive Corp.	50,600	3,469,136
IDEX Corp.	12,500	2,048,500
Illinois Tool Works, Inc.	51,875	8,117,919
Ingersoll-Rand PLC	42,200	5,199,462
PACCAR, Inc.	60,128	4,209,561
Parker-Hannifin Corp.	22,387	4,043,316
Pentair PLC	28,707	1,085,125
Snap-on, Inc.	9,900	1,549,746
Stanley Black & Decker, Inc.	25,935	3,745,273
Wabtec Corp.(a)	30,212	2,171,034
Xylem, Inc.	31,200	2,484,144
		67,733,085
Media — 1.4%
CBS Corp. (Class B Stock)	58,968	2,380,538
Charter Communications, Inc. (Class A Stock)*	28,480	11,737,178
Comcast Corp. (Class A Stock)	782,992	35,297,279
Discovery, Inc. (Class A Stock)*(a)	26,300	700,369
Discovery, Inc. (Class C Stock)*	61,400	1,511,668
DISH Network Corp. (Class A Stock)*	40,200	1,369,614
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Fox Corp. (Class A Stock)	60,466	$ 1,906,795
Fox Corp. (Class B Stock)	28,066	885,202
Interpublic Group of Cos., Inc. (The)	66,762	1,439,389
News Corp. (Class A Stock)	63,625	885,660
News Corp. (Class B Stock)	19,300	275,893
Omnicom Group, Inc.(a)	38,800	3,038,040
		61,427,625
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	248,512	2,378,260
Newmont Goldcorp Corp.	140,503	5,327,874
Nucor Corp.	52,800	2,688,048
		10,394,182
Multiline Retail — 0.5%
Dollar General Corp.	45,400	7,215,876
Dollar Tree, Inc.*	40,647	4,640,261
Kohl’s Corp.(a)	28,500	1,415,310
Macy’s, Inc.	53,620	833,255
Nordstrom, Inc.(a)	20,000	673,400
Target Corp.	89,668	9,586,406
		24,364,508
Multi-Utilities — 1.1%
Ameren Corp.	42,300	3,386,115
CenterPoint Energy, Inc.	85,510	2,580,692
CMS Energy Corp.	48,800	3,120,760
Consolidated Edison, Inc.	56,700	5,356,449
Dominion Energy, Inc.	140,140	11,356,945
DTE Energy Co.	31,600	4,201,536
NiSource, Inc.	62,000	1,855,040
Public Service Enterprise Group, Inc.	86,800	5,388,544
Sempra Energy	47,154	6,960,402
WEC Energy Group, Inc.	54,576	5,190,178
		49,396,661
Oil, Gas & Consumable Fuels — 4.0%
Apache Corp.	64,550	1,652,480
Cabot Oil & Gas Corp.	75,300	1,323,021
Chevron Corp.	329,162	39,038,613
Cimarex Energy Co.	16,600	795,804
Concho Resources, Inc.	34,200	2,322,180
ConocoPhillips	196,929	11,221,014
Devon Energy Corp.	72,800	1,751,568
Diamondback Energy, Inc.	26,900	2,418,579
EOG Resources, Inc.	99,200	7,362,624
Exxon Mobil Corp.	732,604	51,729,169
Hess Corp.	44,075	2,665,656
HollyFrontier Corp.	28,300	1,518,012
Kinder Morgan, Inc.	337,343	6,952,639
Marathon Oil Corp.	142,994	1,754,536
Marathon Petroleum Corp.	115,887	7,040,135
Noble Energy, Inc.(a)	82,700	1,857,442
Occidental Petroleum Corp.	155,328	6,907,436
ONEOK, Inc.	70,740	5,212,831
Phillips 66	75,464	7,727,514
Pioneer Natural Resources Co.	29,400	3,697,638

A5

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Valero Energy Corp.	72,200	$ 6,154,328
Williams Cos., Inc. (The)(a)	208,300	5,011,698
		176,114,917
Personal Products — 0.2%
Coty, Inc. (Class A Stock)(a)	56,000	588,560
Estee Lauder Cos., Inc. (The) (Class A Stock)	38,100	7,579,995
		8,168,555
Pharmaceuticals — 4.2%
Allergan PLC	55,356	9,315,861
Bristol-Myers Squibb Co.(a)	281,940	14,297,177
Eli Lilly & Co.	149,600	16,729,768
Johnson & Johnson	459,696	59,475,469
Merck & Co., Inc.	446,303	37,569,787
Mylan NV*	89,200	1,764,376
Nektar Therapeutics*(a)	28,500	519,128
Perrigo Co. PLC	21,800	1,218,402
Pfizer, Inc.	960,123	34,497,219
Zoetis, Inc.	82,400	10,266,216
		185,653,403
Professional Services — 0.3%
Equifax, Inc.	21,000	2,954,070
IHS Markit Ltd.*	65,500	4,380,640
Nielsen Holdings PLC	60,500	1,285,625
Robert Half International, Inc.	21,600	1,202,256
Verisk Analytics, Inc.	28,100	4,443,734
		14,266,325
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	54,100	2,867,841
Road & Rail — 0.9%
CSX Corp.(a)	134,072	9,287,167
J.B. Hunt Transport Services, Inc.	15,100	1,670,815
Kansas City Southern	17,500	2,327,675
Norfolk Southern Corp.	46,300	8,318,258
Union Pacific Corp.	122,700	19,874,946
		41,478,861
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.*(a)	179,400	5,200,806
Analog Devices, Inc.	63,823	7,130,944
Applied Materials, Inc.	164,000	8,183,600
Broadcom, Inc.	68,560	18,927,359
Intel Corp.	775,800	39,976,974
KLA Corp.	28,400	4,528,380
Lam Research Corp.	26,300	6,078,193
Maxim Integrated Products, Inc.(a)	46,300	2,681,233
Microchip Technology, Inc.(a)	40,600	3,772,146
Micron Technology, Inc.*	192,700	8,257,195
NVIDIA Corp.	104,850	18,251,240
Qorvo, Inc.*	21,886	1,622,628
QUALCOMM, Inc.	209,750	15,999,730
Skyworks Solutions, Inc.(a)	30,400	2,409,200
Texas Instruments, Inc.(a)	162,600	21,014,424
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Xilinx, Inc.	43,600	$ 4,181,240
		168,215,292
Software — 6.5%
Adobe, Inc.*	84,575	23,363,844
ANSYS, Inc.*	14,500	3,209,720
Autodesk, Inc.*	37,770	5,578,629
Cadence Design Systems, Inc.*	49,000	3,237,920
Citrix Systems, Inc.	22,100	2,133,092
Fortinet, Inc.*	25,400	1,949,704
Intuit, Inc.	45,000	11,967,300
Microsoft Corp.	1,326,700	184,451,101
Oracle Corp.	388,995	21,406,395
salesforce.com, Inc.*	150,300	22,310,532
Symantec Corp.	108,911	2,573,567
Synopsys, Inc.*	25,600	3,513,600
		285,695,404
Specialty Retail — 2.3%
Advance Auto Parts, Inc.(a)	12,560	2,077,424
AutoZone, Inc.*	4,280	4,642,174
Best Buy Co., Inc.	41,425	2,857,911
CarMax, Inc.*	29,700	2,613,600
Gap, Inc. (The)(a)	37,187	645,566
Home Depot, Inc. (The)	190,569	44,215,819
L Brands, Inc.(a)	39,696	777,645
Lowe’s Cos., Inc.	135,975	14,951,811
O’Reilly Automotive, Inc.*	13,560	5,403,795
Ross Stores, Inc.	64,200	7,052,370
Tiffany & Co.(a)	18,500	1,713,655
TJX Cos., Inc. (The)	210,200	11,716,548
Tractor Supply Co.	21,200	1,917,328
Ulta Beauty, Inc.*	9,700	2,431,305
		103,016,951
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	739,015	165,517,190
Hewlett Packard Enterprise Co.	238,666	3,620,563
HP, Inc.	265,166	5,016,941
NetApp, Inc.	43,600	2,289,436
Seagate Technology PLC(a)	44,600	2,399,034
Western Digital Corp.	50,868	3,033,767
Xerox Holdings Corp.	36,002	1,076,820
		182,953,751
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.*	26,500	878,740
Hanesbrands, Inc.(a)	62,100	951,372
NIKE, Inc. (Class B Stock)	217,800	20,455,776
PVH Corp.	13,300	1,173,459
Ralph Lauren Corp.	9,500	906,965
Tapestry, Inc.	50,300	1,310,315
Under Armour, Inc. (Class A Stock)*(a)	31,200	622,128
Under Armour, Inc. (Class C Stock)*(a)	33,303	603,783
VF Corp.	55,744	4,960,659
		31,863,197

A6

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Tobacco — 0.8%
Altria Group, Inc.	324,900	$ 13,288,410
Philip Morris International, Inc.	269,500	20,463,135
		33,751,545
Trading Companies & Distributors — 0.2%
Fastenal Co.	98,500	3,217,995
United Rentals, Inc.*	14,100	1,757,424
W.W. Grainger, Inc.	8,020	2,383,143
		7,358,562
Water Utilities — 0.1%
American Water Works Co., Inc.	31,400	3,900,822
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.*	54,200	4,269,334

Total Common Stocks (cost $1,299,070,754)		4,286,479,914
Exchange-Traded Funds — 0.3%
iShares Core S&P 500 ETF	30,900	9,224,268
SPDR S&P 500 ETF Trust	14,000	4,154,780

Total Exchange-Traded Funds (cost $11,776,226)		13,379,048

Total Long-Term Investments (cost $1,310,846,980)		4,299,858,962

Short-Term Investments — 7.2%
Affiliated Mutual Funds — 7.1%
PGIM Core Ultra Short Bond Fund(w)	82,077,156	82,077,156
PGIM Institutional Money Market Fund (cost $228,301,915; includes $227,850,667 of cash collateral for securities on loan)(b)(w)	228,297,441	228,320,271

Total Affiliated Mutual Funds (cost $310,379,071)		310,397,427

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
1.910%	12/19/19	4,000	3,984,856
(cost $3,983,322)

Total Short-Term Investments (cost $314,362,393)			314,382,283

TOTAL INVESTMENTS—105.1% (cost $1,625,209,373)			4,614,241,245

Liabilities in excess of other assets(z) — (5.1)%			(224,138,373)

Net Assets — 100.0%			$ 4,390,102,872

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $223,324,823; cash collateral of $227,850,667 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A7

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
269	S&P 500 E-Mini Index	Dec. 2019	$40,060,825	$(426,870)
61	S&P 500 Stock Index	Dec. 2019	45,422,125	(351,756)
				$(778,626)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8